Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 170	$ 110	$ 129
Items to reconcile net income and cash flows from operating activities:
Depreciation and amortization	696	736	811
Interest and amortization of issuance costs on convertible bonds	22	21	10
Loss on financial instruments, net			1
Gain on sale of businesses			(22)
Non-cash stock-based compensation	38	38	36
Other non-cash items	(85)	(108)	(78)
Deferred income tax	(34)	(93)	(143)
(Income) loss on equity-method investments	(7)	(2)	43
Impairment, restructuring charges and other related closure costs, net of cash payments	34	20	4
Changes in assets and liabilities:
Trade receivables, net	(121)	81	119
Inventories	63	(39)
Trade payables	68	(46)	(70)
Other assets and liabilities, net	195	124	(125)
Net cash from operating activities	1,039	842	715
Cash flows from investing activities:
Payment for purchase of tangible assets	(611)	(529)	(505)
Proceeds from sale of tangible assets	4	62	9
Payment for purchase of marketable securities	0	0	(333)
Proceeds from sale of marketable securities	0	0	58
Net cash variation for joint ventures deconsolidation		(1)	9
Partial asset distribution from joint ventures in liquidation			15
Payment for purchase of intangible assets	(42)	(36)	(58)
Payment for purchase of financial assets			(9)
Payment for disposal of equity investment		(13)
Proceeds from sale of financial assets		1	1
Payment for business acquisitions, net of cash and cash equivalents acquired	(78)
Proceeds received in sale of businesses			29
Net cash used in investing activities	(727)	(516)	(784)
Cash flows from financing activities:
Proceeds from long-term debt	13		3
Net proceeds from issuance of senior unsecured convertible bonds			994
Repayment of long-term debt	(191)	(200)	(223)
Capital increase			1
Repurchase of common stock			(156)
Dividends paid to stockholders	(251)	(350)	(354)
Dividends paid to noncontrolling interests	(6)	(6)	(3)
Other financing activities	(1)
Net cash from (used in) financing activities	(436)	(556)	262
Effect of changes in exchange rates	(18)	(16)	(12)
Net cash increase (decrease)	(142)	(246)	181
Cash and cash equivalents at beginning of the period	1,771	2,017	1,836
Cash and cash equivalents at end of the period	1,629	1,771	2,017
Supplemental cash information:
Interest paid	13	15	11
Income tax paid	$ 42	$ 41	$ 30